Plan Interest in Master Trust Accounts	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Plan Interest in Master Trust Accounts	Plan Interest in Master Trust Accounts

The Plan participates in the Occidental Petroleum Corporation Defined Contribution Plan Master Trust (DCP Master Trust), which invests in various funds that are available to participants including Target Date Funds, Index Funds, and Active Funds. The Plan also invests in a synthetic GIC fund managed by Invesco (GIC MTIA). The Plan and the Occidental Retirement Plan each own an undivided interest in the DCP Master Trust and the GIC MTIA.

The following table presents the Plan interest in each master trust account (amounts in thousands):

	As of December 31,
	2025	2024
Plan interest in master trust accounts:
DCP Master Trust, at fair value	$3,136,985	$2,649,136
GIC MTIA, at contract value	229,665	258,996
Net assets	$3,366,650	$2,908,132

The following table presents the fair value of net assets held by the DCP Master Trust, in which the Plan owns an undivided interest (amounts in thousands):

	As of December 31,
	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets of DCP Master Trust:
Assets:
Investments at fair value as determined by quoted market price:
Short-term investment fund	$793	$552	$872	$608
Common/collective trusts	3,850,692	2,680,569	3,208,851	2,238,728
Common stocks	51,619	35,933	22,797	15,905
Mutual funds	602,866	419,671	564,296	393,694
Total investments	4,505,970	3,136,725	3,796,816	2,648,935
Cash and cash equivalents	—	—	14	10
Receivables:
Accrued investment income	810	564	464	324
Total assets	4,506,780	3,137,289	3,797,294	2,649,269
Liabilities:
Due to broker for securities purchased	436	304	190	133
Total liabilities	436	304	190	133
Net assets of DCP Master Trust	$4,506,344	$3,136,985	$3,797,104	$2,649,136
Plan’s percentage interest in DCP Master Trust net assets		70%		70%

The following table presents the changes in the net assets of the DCP Master Trust, in which the Plan owns an undivided interest, as stated in the table above (amounts in thousands):

	Year Ended December 31,
	2025	2024
Net appreciation in fair value of investments:
Common/collective trusts	$613,220	$449,174
Common stocks	5,362	5,570
Mutual funds	35,215	28,234
Net appreciation	653,797	482,978
Interest and dividends	16,484	14,220
Less investment expenses	(427)	(606)
Investment income	669,854	496,592

Transfers in	581,926	555,260
Transfers out	(542,540)	(382,723)
Changes in net assets	$709,240	$669,129
The following tables provide fair value measurement information for the DCP Master Trust, in which the Plan owns an undivided interest as of December 31, 2025 and 2024, as discussed in Note 3 (amounts in thousands):

	Assets at fair value as of December 31, 2025
	Level 1	Total
Common stocks	$51,619	$51,619
Mutual funds	602,866	602,866
Total assets in the fair value hierarchy	654,485	654,485

Investments measured at NAV:
Short-term investment fund		793
Common/collective trusts		3,850,692
Assets at fair value	$654,485	$4,505,970

	Assets at fair value as of December 31, 2024
	Level 1	Total
Common stocks	$22,797	$22,797
Mutual funds	564,296	564,296
Total assets in the fair value hierarchy	587,093	587,093

Investments measured at NAV:
Short-term investment fund		872
Common/collective trusts		3,208,851
Assets at fair value	$587,093	$3,796,816
The following table presents the net assets held by the GIC MTIA, in which the Plan owns an undivided interest (amounts in thousands):

	As of December 31,
	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets of GIC MTIA:
Assets:
Investments, at contract value (see Note 4):
Short-term investment fund	$7,706	$5,330	$8,944	$6,259
Synthetic guaranteed investment contracts:
Common/collective trusts - fixed income funds	323,612	223,829	360,227	252,092
Total investments	331,318	229,159	369,171	258,351
Receivables:
Accrued investment income	838	579	922	645
Total receivables	838	579	922	645
Total assets	332,156	229,738	370,093	258,996
Liabilities:
Accrued expenses	106	73	—	—
Total liabilities	106	73	—	—
Net assets of GIC MTIA	$332,050	$229,665	$370,093	$258,996
Plan’s percentage interest in GIC MTIA net assets		69%		70%

The following table presents the changes in net assets of the GIC MTIA, in which the Plan owns an undivided interest, as stated in the table above (amounts in thousands):

	Year ended December 31,
	2025	2024
Interest Income	$10,394	$11,581
Less investment expenses	(438)	(386)
Total investment income	9,956	11,195

Transfers in	54,082	39,934
Transfers out	(102,081)	(100,375)
Changes in net assets	$(38,043)	$(49,246)